Investments in Associates and Joint Ventures - Schedule of Financial Information of Associates and Joint Ventures (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Current assets	₩ 14,066,231	₩ 14,366,399
Non-current assets	28,983,887	27,636,359
Current liabilities	11,835,521	14,026,523
Non-current liabilities	11,797,786	10,008,674
Operating revenue	28,253,193	26,379,644	₩ 26,287,201
Profit (loss) for the period	1,824,546	406,669	972,182
Other comprehensive income (loss)	490,278	(90,195)	7,447
Total comprehensive income (loss)	2,314,824	316,474	₩ 979,629
KIF Investment Fund
Disclosure of associates [line items]
Current assets	183,750	164,128
Non-current assets	401,222	409,248
Current liabilities	0	0
Non-current liabilities	0	0
Operating revenue	40,134	57,113
Profit (loss) for the period	21,343	37,187
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	21,343	37,187
Dividends received from associates	4,659	2,660
K Bank Inc.
Disclosure of associates [line items]
Current assets	31,757,247	31,085,824
Non-current assets	105,297	105,858
Current liabilities	29,689,404	29,176,699
Non-current liabilities	2,979	10,453
Operating revenue	1,334,425	1,226,412
Profit (loss) for the period	111,173	136,113
Other comprehensive income (loss)	(34,956)	806
Total comprehensive income (loss)	76,217	136,919
Dividends received from associates	2,300	0
HD Hyundai Robotics Co., Ltd.
Disclosure of associates [line items]
Current assets	357,803	235,763
Non-current assets	142,500	120,778
Current liabilities	69,244	101,300
Non-current liabilities	147,560	4,422
Operating revenue	265,095	226,288
Profit (loss) for the period	(20,398)	(13,269)
Other comprehensive income (loss)	10,097	1,311
Total comprehensive income (loss)	(10,301)	(11,958)
Dividends received from associates	0	0
Megazone Cloud Corporation
Disclosure of associates [line items]
Current assets	990,719	985,584
Non-current assets	418,653	470,477
Current liabilities	601,161	606,267
Non-current liabilities	189,560	254,221
Operating revenue	1,752,555	1,733,976
Profit (loss) for the period	(7,460)	(18,575)
Other comprehensive income (loss)	33,029	25,775
Total comprehensive income (loss)	25,569	7,200
Dividends received from associates	0	0
IGIS No. 468-1 General Private Real Estate Investment Company
Disclosure of associates [line items]
Current assets	136	161
Non-current assets	51,754	52,209
Current liabilities	11	11
Non-current liabilities	0	0
Operating revenue	3	5
Profit (loss) for the period	(481)	(246)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(481)	(246)
Dividends received from associates	0	0
KT-DSC Creative Economy Youth Start-up Investment Fund
Disclosure of associates [line items]
Current assets	1,673	435
Non-current assets	53,260	55,796
Current liabilities	414	404
Non-current liabilities	0	0
Operating revenue	7,021	23,674
Profit (loss) for the period	1,751	(25,851)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	1,751	(25,851)
Dividends received from associates	700	1,505
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC
Disclosure of associates [line items]
Current assets	5,475	4,558
Non-current assets	205,507	170,770
Current liabilities	157,511	133,665
Non-current liabilities	45,000	0
Operating revenue	4	0
Profit (loss) for the period	(2,878)	(442)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(2,878)	(442)
Dividends received from associates	₩ 0	₩ 0